Land Use Right (Tables)	12 Months Ended
Dec. 31, 2016
Land Use Right
Land Use Right
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31, 2015	December 31, 2016
	RMB	RMB
Cost	258,734	620,127
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(4,856)	(16,240)

Land use right, net	238,878	588,887